UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/17 is included with this Form.

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Shares		Value

Common Stocks — 73.9%
Consumer Discretionary — 8.0%
Distribution & Wholesale — 1.2%
89,000	LKQ Corp. *	$3,203,110
Retail — 6.8%
6,400	AutoZone, Inc. *	3,808,704
20,000	Domino's Pizza, Inc.	3,971,000
23,400	O'Reilly Automotive, Inc. *	5,039,658
65,000	TJX Companies, Inc. (The)	4,792,450
		17,611,812
		20,814,922
Consumer Staples — 7.5%
Agriculture — 1.6%
65,720	British American Tobacco PLC ADR	4,104,214
Beverages — 1.3%
30,000	PepsiCo, Inc.	3,342,900
Food — 1.7%
38,000	General Mills, Inc.	1,966,880
75,000	Hormel Foods Corp. (1)	2,410,500
		4,377,380
Household Products — 1.9%
100,000	Church & Dwight Co., Inc.	4,845,000
Retail — 1.0%
16,000	Costco Wholesale Corp.	2,628,640
		19,298,134
Financials — 1.5%
Insurance — 1.5%
13,500	Arch Capital Group, Ltd. *	1,329,750
18,000	Chubb, Ltd.	2,565,900
		3,895,650
		3,895,650
Healthcare — 17.1%
Biotechnology — 1.0%
18,200	Alexion Pharmaceuticals, Inc. *	2,553,278
Electronics — 3.2%
13,200	Mettler-Toledo International, Inc. *	8,265,312
Healthcare Products — 10.8%
11,200	C.R. Bard, Inc.	3,589,600
43,200	Danaher Corp.	3,705,696
50,000	DENTSPLY SIRONA, Inc.	2,990,500
63,600	Henry Schein, Inc. *	5,214,564
55,600	IDEXX Laboratories, Inc. *	8,645,244
20,000	Thermo Fisher Scientific, Inc.	3,784,000
		27,929,604
Pharmaceuticals — 0.9%
50,000	Novo Nordisk A/S ADR	2,407,500
Software — 1.2%
44,200	Cerner Corp. *	3,152,344
		44,308,038
Industrials — 20.8%
Aerospace & Defense — 4.1%
22,000	General Dynamics Corp.	4,522,760
10,100	Northrop Grumman Corp.	2,905,972
20,700	Teledyne Technologies, Inc. *	3,295,026
		10,723,758
Commercial Services — 0.9%
48,369	IHS Markit, Ltd. *	2,132,105
2,000	Rollins, Inc.	92,280
		2,224,385
Electrical Equipment — 2.9%
13,000	Acuity Brands, Inc. (1)	2,226,640
81,575	AMETEK, Inc.	5,387,213
		7,613,853
Environmental Control — 4.0%
34,000	Stericycle, Inc. *	2,435,080
114,750	Waste Connections, Inc.	8,027,910
		10,462,990
Hand & Machine Tools — 0.4%
7,000	Snap-on, Inc.	1,043,070
Housewares — 1.6%
68,000	Toro Co. (The)	4,220,080
Machinery Diversified — 3.4%
24,100	IDEX Corp.	2,927,427
24,000	Roper Technologies, Inc.	5,841,600
		8,769,027
Transportation — 3.5%
60,000	Canadian National Railway Co.	4,971,000
12,600	J.B. Hunt Transport Services, Inc.	1,399,608
22,000	Union Pacific Corp.	2,551,340
		8,921,948
		53,979,111
Information Technology — 9.0%
Commercial Services — 0.2%
4,900	WEX, Inc. *	549,878
Computers — 1.2%
23,000	Accenture PLC Class A	3,106,610

1

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Shares		Value

Common Stocks — 73.9% (continued)
Diversified Financial Services — 1.5%
27,000	MasterCard, Inc. Class A	$3,812,400
Electronics — 2.0%
61,200	Amphenol Corp. Class A	5,179,968
Software — 4.1%
19,000	ANSYS, Inc. *	2,331,870
15,000	Fiserv, Inc. *	1,934,400
53,600	Salesforce.com, Inc. *	5,007,312
6,600	Ultimate Software Group, Inc. (The) *(1)	1,251,360
		10,524,942
		23,173,798
Materials — 5.4%
Chemicals — 2.3%
44,000	FMC Corp.	3,929,640
5,100	NewMarket Corp.	2,171,325
		6,100,965
Commercial Services — 1.7%
33,400	Ecolab, Inc.	4,295,574
Housewares — 0.7%
18,000	Scotts Miracle-Gro Co. (The)	1,752,120
Miscellaneous Manufacturers — 0.3%
9,500	AptarGroup, Inc.	819,945
Packaging & Containers — 0.4%
10,000	Ball Corp.	413,000
11,600	Crown Holdings, Inc. *	692,752
		1,105,752
		14,074,356
Real Estate — 1.9%
REITS — 1.9%
36,000	American Tower Corp. REIT	4,920,480
Telecommunication Services — 2.3%
REITS — 2.3%
42,000	SBA Communications Corp. REIT *	6,050,100
Utilities — 0.4%
Oil & Gas — 0.4%
29,600	South Jersey Industries, Inc.	1,022,088
	Total Common Stocks
	(Cost $60,014,881)	191,536,677

Principal
Amount		Value

Asset-Backed Securities — 0.7%
$150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	$150,187
200,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.77%, 10/15/20 (2)	200,180
250,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	256,898
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	172,688
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	201,921
300,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	301,345
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	100,605
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	141,179
300,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	300,097
	Total Asset-Backed Securities
	(Cost $1,833,649)	1,825,100

Commercial Mortgage-Backed Securities — 1.6%
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,693
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	105,489
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	250,281
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	465,353
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	516,926
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	255,392
59,835	FREMF Mortgage Trust, Series 2013-KF02, Class B, 1-month LIBOR + 3.00%, 4.23%, 12/25/45 (2)(3)	60,354
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (2)(3)	102,650
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	308,663
400,000	GNMA, Series 2013-12, Class B, 2.15%, 11/16/52 (3)	378,821

2

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal
Amount		Value

Commercial Mortgage-Backed Securities — 1.6%
(continued)
$97,381	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	$100,728
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	257,158
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	203,229
200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	206,218
116,002	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 3.06%, 4/25/45 (3)	116,263
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	156,083
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	328,898
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	209,336
	Total Commercial Mortgage-Backed Securities (Cost $4,197,095)	4,124,535

Corporate Bonds & Notes — 11.8%
Basic Materials — 0.6%
Chemicals — 0.4%
230,000	Celanese U.S. Holdings LLC Guaranteed Notes	248,218
150,000	International Flavors & Fragrances, Inc. Senior Unsecured Notes	154,060
200,000	LYB International Finance B.V. Guaranteed Notes	210,979
125,000	NOVA Chemicals Corp. Senior Unsecured Notes (2)	126,250
200,000	Sherwin-Williams Co. (The) Senior Unsecured Notes	209,889
		949,396
Iron & Steel — 0.1%
200,000	Vale Overseas, Ltd. Guaranteed Notes (1)	208,400
Mining — 0.1%
200,000	Glencore Funding LLC Guaranteed Notes (1)(2)	208,210
125,000	Kinross Gold Corp. Guaranteed Notes	138,875
		347,085
		1,504,881
Communications — 1.3%
Internet — 0.4%
175,000	Alibaba Group Holding, Ltd. Senior Unsecured Notes (1)	181,357
250,000	Amazon.com, Inc. Senior Unsecured Notes	283,179
150,000	Expedia, Inc. Guaranteed Notes	158,245
150,000	Netflix, Inc. Senior Unsecured Notes	163,500
200,000	Tencent Holdings, Ltd. Senior Unsecured Notes (2)	203,957
		990,238
Media — 0.7%
200,000	CBS Corp. Guaranteed Notes	205,392
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital Senior Secured Notes	213,803
200,000	Comcast Corp. Guaranteed Notes	267,398
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Guaranteed Notes	260,417
200,000	Discovery Communications LLC Guaranteed Notes (1)	213,519
100,000	Grupo Televisa S.A.B. Senior Unsecured Notes (1)	121,609
150,000	Scripps Networks Interactive, Inc. Senior Unsecured Notes	151,034
150,000	Thomson Reuters Corp. Senior Unsecured Notes	149,359
100,000	Time Warner, Inc. Guaranteed Notes	100,357
150,000	Time Warner, Inc. Guaranteed Notes	150,035
		1,832,923
Telecommunications — 0.2%
200,000	AT&T, Inc. Senior Unsecured Notes	205,735
100,000	Orange SA Senior Unsecured Notes	99,316
250,000	Telefonica Emisiones SAU Guaranteed Notes	266,464
		571,515
		3,394,676
Consumer, Cyclical — 1.3%
Auto Manufacturers — 0.4%
580,000	Ford Motor Credit Co. LLC Senior Unsecured Notes	612,096
150,000	General Motors Co. Senior Unsecured Notes	155,498
100,000	General Motors Financial Co., Inc. Guaranteed Notes	101,748
200,000	General Motors Financial Co., Inc. Guaranteed Notes	203,816
		1,073,158

3

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal
Amount		Value

Corporate Bonds & Notes — 11.8% (continued)
Auto Parts & Equipment — 0.2%
$175,000	Goodyear Tire & Rubber Co. (The) Guaranteed Notes	$182,437
150,000	Magna International, Inc. Senior Unsecured Notes	159,769
125,000	Tenneco, Inc. Guaranteed Notes	128,125
		470,331
Distribution & Wholesale — 0.0%
120,000	W.W. Grainger, Inc. Senior Unsecured Notes	114,475
Home Builders — 0.3%
100,000	CalAtlantic Group, Inc. Guaranteed Notes (1)	110,450
150,000	D.R. Horton, Inc. Guaranteed Notes	155,343
175,000	Lennar Corp. Guaranteed Notes	185,062
150,000	PulteGroup, Inc. Guaranteed Notes	155,625
150,000	Toll Brothers Finance Corp. Guaranteed Notes	156,225
		762,705
Housewares — 0.1%
38,000	Newell Brands, Inc. Senior Unsecured Notes (1)	38,304
75,000	Newell Brands, Inc. Senior Unsecured Notes	88,712
		127,016
Leisure Time — 0.0%
100,000	Royal Caribbean Cruises, Ltd. Senior Unsecured Notes (1)	110,847
Lodging — 0.1%
250,000	Marriott International, Inc. Senior Unsecured Notes	257,428
Retail — 0.2%
125,000	CVS Health Corp. Senior Unsecured Notes	125,287
100,000	Dollar General Corp. Senior Unsecured Notes	106,149
225,000	McDonald's Corp. MTN Senior Unsecured Notes	238,192
		469,628
		3,385,588
Consumer, Non-cyclical — 1.7%
Beverages — 0.1%
200,000	Anheuser-Busch InBev Finance, Inc. Guaranteed Notes	225,914
150,000	Dr. Pepper Snapple Group, Inc. Guaranteed Notes	150,775
		376,689
Biotechnology — 0.2%
200,000	Amgen, Inc. Senior Unsecured Notes	211,737
250,000	Celgene Corp. Senior Unsecured Notes	251,421
150,000	Gilead Sciences, Inc. Senior Unsecured Notes	151,664
		614,822
Commercial Services — 0.1%
150,000	Service Corp. International Senior Unsecured Notes	154,125
125,000	United Rentals North America, Inc. Guaranteed Notes	133,281
		287,406
Food — 0.3%
150,000	JM Smucker Co. (The) Guaranteed Notes	156,596
100,000	Kellogg Co. Senior Unsecured Notes	99,939
150,000	Sysco Corp. Guaranteed Notes	155,756
100,000	Tyson Foods, Inc. Senior Unsecured Notes (1)	101,422
200,000	Wm Wrigley Jr Co. Senior Unsecured Notes (2)	199,972
		713,685
Healthcare Products — 0.2%
100,000	Abbott Laboratories Senior Unsecured Notes	100,259
125,000	Becton Dickinson and Co. Senior Unsecured Notes	125,407
100,000	Becton Dickinson and Co. Senior Unsecured Notes	102,701
100,000	Edwards Lifesciences Corp. Senior Unsecured Notes	101,062
		429,429
Healthcare Services — 0.3%
200,000	HCA, Inc. Guaranteed Notes	210,750
175,000	Humana, Inc. Senior Unsecured Notes	182,835
100,000	LifePoint Health, Inc. Guaranteed Notes	103,313
100,000	NYU Hospitals Center Secured Notes	109,412
100,000	Quest Diagnostics, Inc. Senior Unsecured Notes	101,935
100,000	UnitedHealth Group, Inc. Senior Unsecured Notes	112,209
		820,454

4

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal Amount		Value

Corporate Bonds & Notes — 11.8% (continued)
Pharmaceuticals — 0.5%
$150,000	AbbVie, Inc. Senior Unsecured Notes	$163,520
100,000	AbbVie, Inc. Senior Unsecured Notes	103,678
104,000	Actavis Funding SCS Guaranteed Notes	104,303
100,000	Allergan Funding SCS Guaranteed Notes	100,693
210,000	AmerisourceBergen Corp. Senior Unsecured Notes (1)	212,108
200,000	Express Scripts Holding Co. Guaranteed Notes	216,994
100,000	Shire Acquisitions Investments Ireland DAC Guaranteed Notes	99,378
100,000	Teva Pharmaceutical Finance Netherlands III B.V. Guaranteed Notes	96,281
100,000	Zoetis, Inc. Senior Unsecured Notes	103,406
		1,200,361
		4,442,846
Energy — 1.1%
Oil & Gas — 0.5%
125,000	Andeavor Guaranteed Notes (2)	137,168
125,000	Chevron Corp. Senior Unsecured Notes	125,755
100,000	Concho Resources, Inc. Guaranteed Notes	104,355
120,000	Devon Energy Corp. Senior Unsecured Notes	121,488
150,000	Murphy Oil Corp. Senior Unsecured Notes (1)	154,485
150,000	Occidental Petroleum Corp. Senior Unsecured Notes	164,051
100,000	Occidental Petroleum Corp. Senior Unsecured Notes	102,142
175,000	Shell International Finance B.V. Guaranteed Notes	168,633
200,000	Valero Energy Corp. Senior Unsecured Notes	252,346
		1,330,423
Pipelines — 0.6%
150,000	Energy Transfer Partners L.P. Senior Unsecured Notes	165,080
250,000	Enterprise Products Operating LLC Guaranteed Notes	298,092
150,000	Magellan Midstream Partners L.P. Senior Unsecured Notes	148,723
250,000	MPLX L.P. Senior Unsecured Notes	254,544
175,000	Sabine Pass Liquefaction LLC Senior Secured Notes	195,271
200,000	Spectra Energy Partners L.P. Senior Unsecured Notes	217,625
125,000	Williams Partners L.P. Senior Unsecured Notes	124,819
		1,404,154
		2,734,577
Financial — 4.0%
Banks — 2.0%
250,000	Australia & New Zealand Banking Group Ltd. Subordinated Notes (2)	262,421
100,000	Banco Bilbao Vizcaya Argentaria S.A. Senior Unsecured Notes	101,976
150,000	Bancolombia S.A. Senior Unsecured Notes	165,780
200,000	Bank of America Corp. MTN Senior Unsecured Notes	211,291
300,000	Bank of America Corp. MTN, Series L Senior Unsecured Notes	306,850
200,000	Barclays PLC Senior Unsecured Notes	206,499
200,000	BPCE S.A. Guaranteed Notes	201,640
150,000	Canadian Imperial Bank of Commerce Senior Unsecured Notes	150,207
200,000	Capital One Financial Corp. Senior Unsecured Notes	206,537
116,000	Citigroup, Inc. Subordinated Notes	135,681
200,000	Citigroup, Inc. Senior Unsecured Notes	202,464
250,000	Cooperatieve Rabobank UA Guaranteed Notes	262,371
150,000	Fifth Third Bancorp Senior Unsecured Notes	152,848
150,000	Goldman Sachs Group, Inc. (The) Subordinated Notes	197,894
200,000	Goldman Sachs Group, Inc. (The) Senior Unsecured Notes	204,745
200,000	HSBC Holdings PLC Senior Unsecured Notes (1)	218,492
500,000	JPMorgan Chase & Co. Senior Unsecured Notes	512,790
200,000	Lloyds Banking Group PLC Senior Unsecured Notes	203,488
500,000	Morgan Stanley GMTN Senior Unsecured Notes	554,617
100,000	Santander Holdings USA, Inc. Senior Unsecured Notes	100,458
100,000	UBS AG GMTN Senior Unsecured Notes	100,708
250,000	US Bancorp MTN Subordinated Notes	260,062
250,000	Wells Fargo & Co. Senior Unsecured Notes	254,283
		5,174,102

5

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal Amount		Value

Corporate Bonds & Notes — 11.8% (continued)
Diversified Financial Services — 0.8%
$210,000	Ally Financial, Inc. Senior Unsecured Notes	$216,951
250,000	American Express Co. Senior Unsecured Notes (3)	250,676
150,000	BlackRock, Inc., Series 2 Senior Unsecured Notes	160,046
175,000	CIT Group, Inc. Senior Unsecured Notes	189,385
250,000	Discover Financial Services Senior Unsecured Notes	255,917
100,000	GE Capital International Funding Co., Unlimited Co. Guaranteed Notes	108,740
250,000	International Lease Finance Corp. Senior Secured Notes (2)	261,761
250,000	Nomura Holdings, Inc. GMTN Senior Unsecured Notes	252,251
250,000	Stifel Financial Corp. Senior Unsecured Notes	255,954
150,000	Synchrony Financial Senior Unsecured Notes	152,452
100,000	Synchrony Financial Senior Unsecured Notes	103,152
		2,207,285
Insurance — 0.4%
150,000	Aflac, Inc. Senior Unsecured Notes	152,525
150,000	American International Group, Inc. Senior Unsecured Notes	164,765
250,000	Berkshire Hathaway, Inc. Senior Unsecured Notes	264,636
200,000	CNA Financial Corp. Senior Unsecured Notes	208,460
150,000	XLIT Ltd. Guaranteed Notes	167,539
		957,925
REITS — 0.8%
150,000	American Tower Corp. Senior Unsecured Notes	148,271
250,000	AvalonBay Communities, Inc. GMTN Senior Unsecured Notes	255,798
200,000	Boston Properties L.P. Senior Unsecured Notes	188,678
200,000	Crown Castle International Corp. Senior Unsecured Notes	211,755
100,000	Digital Realty Trust L.P. Guaranteed Notes	108,602
250,000	EPR Properties Guaranteed Notes	268,327
150,000	Hospitality Properties Trust Senior Unsecured Notes	157,003

REITS — 0.8% (Continued)
250,000	Host Hotels & Resorts L.P. Senior Unsecured Notes	272,053
100,000	Omega Healthcare Investors, Inc. Guaranteed Notes	103,075
150,000	Weyerhaeuser Co. Senior Unsecured Notes	187,464
100,000	Weyerhaeuser Co. Senior Unsecured Notes	110,403
		2,011,429
		10,350,741
Industrial — 0.6%
Building Materials — 0.1%
150,000	Owens Corning Guaranteed Notes	147,912
Electronics — 0.1%
100,000	Allegion PLC Guaranteed Notes	107,997
140,000	Allegion US Holding Co., Inc. Guaranteed Notes	138,788
50,000	Amphenol Corp. Senior Unsecured Notes	52,742
		299,527
Machinery Diversified — 0.0%
100,000	Briggs & Stratton Corp. Guaranteed Notes (1)	110,250
Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc. Senior Unsecured Notes	176,050
Packaging & Containers — 0.1%
150,000	Ball Corp. Guaranteed Notes	164,662
150,000	Packaging Corp. of America Senior Unsecured Notes	152,862
		317,524
Transportation — 0.2%
500,000	Union Pacific Corp. Senior Unsecured Notes	511,303
		1,562,566
Technology — 0.4%
Computers — 0.1%
250,000	Apple, Inc. Senior Unsecured Notes (1)	254,721
100,000	Apple, Inc. Senior Unsecured Notes	107,560
		362,281

6

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal Amount		Value

Corporate Bonds & Notes — 11.8% (continued)
Semiconductors — 0.1%
$100,000	Intel Corp. Senior Unsecured Notes	$105,730
100,000	QUALCOMM, Inc. Senior Unsecured Notes	103,170
		208,900
Software — 0.2%
125,000	Cadence Design Systems, Inc. Senior Unsecured Notes	129,665
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. Guaranteed Notes (2)	130,781
100,000	Microsoft Corp. Senior Unsecured Notes	112,621
125,000	VMware, Inc. Senior Unsecured Notes	126,361
		499,428
		1,070,609
Utilities — 0.8%
Electric — 0.8%
500,000	Commonwealth Edison Co.	524,467
100,000	Consolidated Edison Co. of New York, Inc. Senior Unsecured Notes	110,765
250,000	Duke Energy Corp. Senior Unsecured Notes	240,826
150,000	Exelon Generation Co. LLC Senior Unsecured Notes	159,088
150,000	FirstEnergy Corp. Series A, Senior Unsecured Notes	150,397
175,000	ITC Holdings Corp. Senior Unsecured Notes	173,023
100,000	Pacific Gas & Electric Co. Senior Unsecured Notes	99,502
150,000	PSEG Power LLC Guaranteed Notes	159,183
175,000	Southern Co. (The) Senior Unsecured Notes	177,884
200,000	Southern Co. (The) Senior Unsecured Notes	201,020
		1,996,155
Gas — 0.0%
100,000	National Fuel Gas Co. Senior Unsecured Notes	107,178
		2,103,333
	Total Corporate Bonds & Notes (Cost $29,825,542)	30,549,817

Foreign Government Obligations — 0.5%
125,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (2)	131,184
275,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	289,039
100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	106,750
175,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	192,500
175,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	186,182
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	269,010
	Total Foreign Government Obligations (Cost $1,125,953)	1,174,665

Long-Term Municipal Securities — 0.8%
100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	102,228
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	106,925
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	178,070
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	252,662
130,000	City of Norfolk, Taxable Build America Bonds, General Obligation Unlimited, Series B, 5.91%, 3/1/29	159,903
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	280,915
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	111,182
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	123,674

7

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal Amount		Value

Long-Term Municipal Securities — 0.8% (continued)
$230,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	$230,593
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	149,411
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	81,806
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	111,530
110,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	112,354
	Total Long-Term Municipal Securities (Cost $1,961,315)	2,001,253

U.S. Government Agency Obligations — 5.0%
101,933	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	100,361
135,197	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	145,418
37,128	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	38,484
187,437	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	195,954
265,213	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	272,771
217,774	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	229,525
57,486	FHLMC Gold Pool #C04038, 3.50%, 6/1/42	59,586
21,324	FHLMC Gold Pool #G08479, 3.50%, 3/1/42	22,103
3,322	FHLMC Gold Pool #G18155, 5.00%, 10/1/21	3,491
12,889	FHLMC Gold Pool #G18160, 5.00%, 11/1/21	13,240
65,316	FHLMC Gold Pool #G18420, 3.00%, 1/1/27	67,177
15,826	FHLMC Gold Pool #J00975, 5.00%, 1/1/21	16,363
5,283	FHLMC Gold Pool #J03589, 5.00%, 10/1/21	5,416
122,559	FHLMC Pool #A96409, 3.50%, 1/1/41	127,028
445,655	FHLMC Pool #AG08748, 3.50%, 2/1/47	460,000
250,000	FNMA, 2.63%, 9/6/24	255,747
83,316	FNMA Pool #254733, 5.00%, 4/1/23	90,841
193,258	FNMA Pool #255667, 5.00%, 3/1/25	210,713
2,413	FNMA Pool #745275, 5.00%, 2/1/36	2,659
8,124	FNMA Pool #890112, 4.00%, 4/1/24	8,507
148,693	FNMA Pool #890236, 4.50%, 8/1/40	160,927
5,385	FNMA Pool #910242, 5.00%, 3/1/37	5,892
5,265	FNMA Pool #975116, 5.00%, 5/1/38	5,754
248,050	FNMA Pool #995245, 5.00%, 1/1/39	273,324
211,599	FNMA Pool #AA7720, 4.00%, 8/1/39	223,910
101,381	FNMA Pool #AB1259, 5.00%, 7/1/40	110,737
70,484	FNMA Pool #AB2814, 4.50%, 4/1/41	76,142
52,730	FNMA Pool #AB3218, 3.50%, 7/1/31	54,796
252,820	FNMA Pool #AB4449, 4.00%, 2/1/42	267,352
339,522	FNMA Pool #AB5472, 3.50%, 6/1/42	351,581
205,858	FNMA Pool #AB6286, 2.50%, 9/1/27	208,614
303,278	FNMA Pool #AB8144, 5.00%, 4/1/37	334,081
117,613	FNMA Pool #AD2351, 4.00%, 3/1/25	123,601
368,030	FNMA Pool #AD6374, 5.00%, 5/1/40	401,908
17,327	FNMA Pool #AD7992, 4.50%, 7/1/40	18,731
2,375	FNMA Pool #AD8255, 4.50%, 9/1/40	2,566
4,397	FNMA Pool #AE0385, 4.00%, 9/1/40	4,651
3,495	FNMA Pool #AE1428, 4.50%, 8/1/40	3,777
4,045	FNMA Pool #AE5024, 4.00%, 12/1/40	4,278
66,768	FNMA Pool #AE5984, 4.50%, 10/1/40	72,254
55,555	FNMA Pool #AH3226, 5.00%, 2/1/41	60,621
259,466	FNMA Pool #AH4865, 4.50%, 2/1/41	280,015
121,951	FNMA Pool #AH5434, 4.50%, 4/1/41	130,895
70,461	FNMA Pool #AH6087, 4.50%, 3/1/41	76,118
64,250	FNMA Pool #AH6186, 4.00%, 2/1/41	67,935
6,120	FNMA Pool #AH6851, 4.50%, 4/1/41	6,569
179,758	FNMA Pool #AH8932, 4.50%, 4/1/41	194,490
92,897	FNMA Pool #AI1019, 4.50%, 5/1/41	100,487
104,167	FNMA Pool #AI1105, 4.50%, 4/1/41	112,749
63,263	FNMA Pool #AI3009, 4.00%, 6/1/26	66,143
294,907	FNMA Pool #AI3052, 3.50%, 7/1/26	307,265
19,236	FNMA Pool #AI5737, 4.50%, 6/1/41	20,826
179,691	FNMA Pool #AJ6932, 3.00%, 11/1/26	185,138
250,602	FNMA Pool #AO2961, 4.00%, 5/1/42	264,999
68,019	FNMA Pool #AO4137, 3.50%, 6/1/42	70,435
43,670	FNMA Pool #AO4299, 3.50%, 8/1/42	45,210
15,724	FNMA Pool #AO6770, 3.50%, 6/1/42	16,280
753,905	FNMA Pool #AP1340, 3.50%, 7/1/42	780,315
245,302	FNMA Pool #AQ0287, 3.00%, 10/1/42	247,462
49,593	FNMA Pool #AS3654, 4.50%, 10/1/44	53,258
60,827	FNMA Pool #AS3789, 4.50%, 11/1/44	65,324
74,078	FNMA Pool #AS6205, 3.50%, 11/1/45	76,423
305,158	FNMA Pool #AT0969, 3.00%, 4/1/43	307,762
754,124	FNMA Pool #AT8849, 4.00%, 6/1/43	796,313
164,457	FNMA Pool #AU6043, 3.00%, 9/1/43	165,388
254,127	FNMA Pool #AU7025, 3.00%, 11/1/43	256,274
211,520	FNMA Pool #AU8070, 3.50%, 9/1/43	218,541
230,011	FNMA Pool #AU8846, 3.00%, 11/1/43	231,950
62,136	FNMA Pool #AV0225, 4.50%, 10/1/43	66,794
167,991	FNMA Pool #AW5055, 3.50%, 7/1/44	174,024
99,665	FNMA Pool #AX1138, 3.50%, 9/1/44	102,819
99,543	FNMA Pool #AY2728, 2.50%, 2/1/30	100,573
208,982	FNMA Pool #AY5005, 4.00%, 3/1/45	220,129
55,991	FNMA Pool #AY9397, 4.00%, 10/1/45	58,968
96,849	FNMA Pool #MA0799, 4.00%, 7/1/26	101,837
144,956	GNMA, 3.00%, 4/16/39	147,538
331,039	GNMA II Pool #MA1090, 3.50%, 6/20/43	345,996
163,817	GNMA II Pool #MA1520, 3.00%, 12/20/43	167,363
75,220	GNMA II Pool #MA2445, 3.50%, 12/20/44	78,318
823,181	GNMA Pool #4016, 5.50%, 8/20/37	908,083
150,313	GNMA Pool #650494, 5.50%, 1/15/36	169,271
121,081	GNMA Pool #MA1375, 3.50%, 10/20/43	126,552
	Total U.S. Government Agency Obligations (Cost $12,781,626)	13,003,710

8

■  Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2017 (unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 3.5%
$1,250,000	U.S. Treasury Bonds, 6.13%, 11/15/27	$1,681,690
75,000	U.S. Treasury Bonds, 5.25%, 11/15/28	96,237
70,000	U.S. Treasury Bonds, 4.38%, 2/15/38	88,955
590,000	U.S. Treasury Bonds, 4.50%, 5/15/38	762,022
700,000	U.S. Treasury Bonds, 4.38%, 5/15/40	892,363
520,000	U.S. Treasury Bonds, 2.88%, 5/15/43	524,144
170,000	U.S. Treasury Bonds, 3.38%, 5/15/44	187,379
100,000	U.S. Treasury Bonds, 3.13%, 8/15/44	105,496
80,000	U.S. Treasury Bonds, 2.50%, 2/15/46	74,397
50,000	U.S. Treasury Bonds, 2.50%, 5/15/46	46,461
150,000	U.S. Treasury Bonds, 2.25%, 8/15/46	131,889
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	99,994
150,000	U.S. Treasury Notes, 2.63%, 4/30/18	151,178
300,000	U.S. Treasury Notes, 1.38%, 9/30/18	299,988
400,000	U.S. Treasury Notes, 1.75%, 10/31/18	401,531
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	99,121
500,000	U.S. Treasury Notes, 1.50%, 10/31/19	500,000
150,000	U.S. Treasury Notes, 1.38%, 12/15/19	149,537
300,000	U.S. Treasury Notes, 1.38%, 3/31/20	298,606
350,000	U.S. Treasury Notes, 1.63%, 7/31/20	350,191
300,000	U.S. Treasury Notes, 2.63%, 8/15/20	308,520
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	152,150
200,000	U.S. Treasury Notes, 2.00%, 11/30/20	202,023
100,000	U.S. Treasury Notes, 2.00%, 2/15/22	100,652
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	149,262
100,000	U.S. Treasury Notes, 1.63%, 8/15/22	98,727
100,000	U.S. Treasury Notes, 1.75%, 9/30/22	99,078
350,000	U.S. Treasury Notes, 1.63%, 4/30/23	342,754
50,000	U.S. Treasury Notes, 2.50%, 8/15/23	51,289
300,000	U.S. Treasury Notes, 2.00%, 4/30/24	297,680
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	102,281
250,000	U.S. Treasury Notes, 2.38%, 8/15/24	253,525
	Total U.S. Treasury Obligations (Cost $8,350,169)	9,099,120

Shares		Value

Short-Term Investments — 2.9%
Money Market Funds — 2.9%
5,800,460	State Street Institutional U.S. Government Money Market Fund, Premier Class	$5,800,460
1,793,835	State Street Navigator Securities Lending Government Money Market Portfolio (4)	1,793,835
Total Short-Term Investments (Cost $7,594,295)		7,594,295
Total Investments — 100.7% (Cost $127,684,525)		$260,909,172
Excess Of Liabilities Over Cash And Other Assets —(0.7)%		(1,805,806)
Net Assets —100.0%		$259,103,366

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2017, the market value of the securities on loan was $7,778,941.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $7,778,941 were out on loan in exchange for $1,793,835 of cash collateral as of September 30, 2017. The collateral was invested in a cash collateral reinvestment vehicle.
ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of September 30, 2017:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$191,536,677	$—	$—	$191,536,677
Asset-Backed Securities	—	1,825,100	—	1,825,100
Commercial Mortgage-Backed Securities	—	4,124,535	—	4,124,535
Corporate Bonds & Notes*	—	30,549,817	—	30,549,817
Foreign Government Obligations	—	1,174,665	—	1,174,665
Long-Term Municipal Securities*	—	2,001,253	—	2,001,253
U.S. Government Agency Obligations	—	13,003,710	—	13,003,710
U.S. Treasury Obligations	—	9,099,120	—	9,099,120
Short-Term Investments	7,594,295	—	—	7,594,295
Total Investments in Securities	$199,130,972	$61,778,200	$—	$260,909,172

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended September 30, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 28, 2017